Deposits	12 Months Ended
Sep. 30, 2016
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deposits

NOTE 9—DEPOSITS

The following is a summary of deposits by type at September 30, 2016 and 2015, respectively:

	2016	2015
Non-interest bearing demand deposits	$45,408	$19,354
Interest bearing demand deposits	48,934	22,547
Savings accounts	52,153	29,395
Money market accounts	137,234	146,201
Certificate accounts	273,948	238,801

Total deposits	$557,677	$456,298

Brokered deposits included above:	$5,003	$22,773

At September 30, 2016, the scheduled maturities of time deposits were as follows:

2017	$141,397
2018	67,698
2019	36,014
2020	18,054
2021	10,785
After 2021	—

Total	$273,948

Deposits from the Company’s directors, executive officers, principal stockholders and their affiliates held by the Bank at September 30, 2016 and 2015 amounted to $789 and $537, respectively.